Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other assets
Schedule of investments in convertible loans

Investments in convertible loans	As of December 31,
in 000€	2023	2022	2021
Convertible loan	3,744	3,494	3,560
Total	3,744	3,494	3,560

Schedule of investments in non-listed equity instruments

Investments in non-listed equity instruments	As of December 31,
in 000€	2023	2022	2021
Non-listed equity investments	—	307	399
Total	—	307	399

Schedule of Other non-current assets

Other non-current assets	As of December 31,
in 000€	2023	2022	2021
Tax credits	4,467	4,144	4,044
Guarantees and deposits	493	404	447
Loan to Link3D incl capitalized interest	—	—	2,249
LT deferred charges	—	—	741
Other	541	588	38
Total	5,501	5,136	7,519

Schedule of Other current assets

	As of December 31,
in 000€	2023	2022	2021
Deferred charges	4,486	4,158	2,958
Tax credits	814	962	673
Accrued income	611	17	384
Other tax receivables	2,466	1,004	1,459
Grants	372	944	1,021
Other non-trade receivables	272	1,077	675
Derivatives	139	261	1,770
Total other current assets	9,160	8,424	8,940